S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Aug. 24, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Sponsor Information
Our sponsor is a Delaware limited liability company, which was formed to invest in our company. Although our sponsor is permitted to undertake any activities permitted under the Delaware
Limited Liability Company
Act and other applicable law, our sponsor’s business is focused on investing in our company. Andrew R. Heyer is the manager of Haymaker Sponsor V LLC (“Haymaker Sponsor”), our sponsor, and holds voting and investment discretion with respect to the ordinary shares held of record by Haymaker Sponsor. Andrew R. Heyer and his affiliates hold approximately 43% of the economic interests in Haymaker Sponsor. Assuming the underwriters’ over-allotment option is exercised in full, our officers and directors will collectively receive an indirect interest in approximately
30
% of the founder shares held by our sponsor and approximately 19% of the private placement warrants held by our sponsor through membership interests in Haymaker Sponsor. Other third-party accredited investors with pre-existing
business relationships with our management team and sponsor own an indirect interest in approximately
70
% of the founder shares held by our sponsor and approximately
81
% of the private placement warrants held by our sponsor (assuming the exercise in full of the underwriters’ over-allotment option). As of the date of this prospectus, other than Andrew R. Heyer, no other person has a direct or indirect material interest in our sponsor.
The following table sets forth the payments to be received by our sponsor and its affiliates from
us prior to or in c
o
nnection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Haymaker Sponsor V LLC	7,187,500 Class B ordinary shares	$25,000

	4,000,000 Private Placement Warrants to be purchased simultaneously with the closing of this offering	$6,000,000

	Up to $400,000	Repayment of loans made to us to cover offering related and organizational expenses.

	Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination company at a price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Haymaker Sponsor V LLC, our officers, directors, or their respective affiliates	Finder’s fees, advisory fees, consulting fees or success fees
Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a fee in an amount that constitutes a market standard for comparable transactions

Affiliate of our Chief Executive Officer and Chief Financial Officer	$ 4 0,000 per month
We will pay an affiliate of our Chief Executive Officer and Chief Financial Officer $
4
0,000 per month for services rendered prior to the consummation of our initial business combination, which amounts will be accrued from the closing of this offering and will only be payable upon the successful completion of our initial business combination

Affiliate of our Chief Executive Officer and Chief Financial Officer	$67,500 per month
Payment to an affiliate of our Chief Executive Officer and Chief Financial Officer of $67,500 per month for office space, secretarial and administrative services provided to members of our management team; upon completion of our initial business combination or our liquidation, any remaining monthly payments from the 24-month term will be accelerated and due at the closing of our initial business combination or our liquidation